SUBSEQUENT EVENT (Narrative) (Details) $ in Thousands	1 Months Ended
Jul. 02, 2025 USD ($)
Subsequent Event [Member] | Underwriters option exercise [Member]
Subsequent Event [Line Items]
Proceeds from exercise of option to purchase additional shares	$ 5,670